Note 7 - Related Party Transactions (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 sqft sqm	Jun. 30, 2011	Dec. 31, 2011 sqft sqm	Dec. 31, 2010	Jul. 31, 2011 sqft
Area of Real Estate Property (in Square feet)	6,000		2,000		2,000
Occupancy, Net	$ 31,482	$ 31,482	$ 62,964	$ 62,964
Due to Related Parties	$ 1,428,840		$ 1,304,645	$ 970,614